Adjustments reconciling Total profit after tax to operating cash flows (Tables)	12 Months Ended
Dec. 31, 2023
Adjustments to reconcile profit (loss) [abstract]
Summary of Cash Generated from Operations

	2023 £m	2022 £m	2021 £m
Total profit after tax from continuing operations	5,308	4,921	3,516

Tax on profits	756	707	83
Share of after-tax (profits)/losses of associates and joint ventures	5	2	(33)
Finance expense net of finance income	677	803	755
Depreciation	1,082	1,061	1,034
Amortisation of intangible assets	1,212	1,086	1,088
Impairment and assets written off	467	481	529
Profit on sale of businesses	–	(36)	(47)
Profit on sale of intangible assets	(12)	(185)	(539)
(Profit)/loss on sale of investments in associates	(1)	–	36
Profit on sale of equity investments	–	(1)	(8)
Changes in working capital:
Decrease/(increase) in inventories	(424)	(269)	51
(Increase) in trade receivables	(794)	(158)	(780)
Increase/(decrease) in trade payables	(15)	494	229
(Increase)/decrease in other receivables	145	(458)	(382)
Contingent consideration paid (see Note 33)	(1,134)	(1,058)	(742)
Other non-cash increase in contingent consideration liabilities	492	1,628	1,063
Increase/(decrease) in other payables	689	(5)	1,505
Decrease in pension and other provisions	(457)	(962)	(299)
Share-based incentive plans	307	346	343
Fair value adjustments	(107)	(283)	(31)
Other	(100)	(170)	(122)
Operating cash flow from continuing operations	8,096	7,944	7,249
Operating cash flow from discontinued operations	–	932	1,994

Total cash generated from operations	8,096	8,876	9,243